Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Prepaid Expense And Other Assets Current [Line Items]
Other Current Assets

7.	OTHER CURRENT ASSETS
Other current assets as of June 30, 2021 and December 31, 2020, consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Prepaid software and equipment maintenance	$5,824	$7,499
Prepaid SaaS costs	4,740	4,290
Prepaid service fees	3,105	3,969
Non-trade receivables	8,137	9,095
Deferred business combination costs	2,950	—
Other	8,768	6,733

Total	$33,524	$31,586

On December 31, 2020, the Company executed an Asset Purchase Agreement with a third-party buyer to transfer its obligation of providing certain services included within existing customer contracts to the third-party buyer. The Company recognized a gain on divestiture of $3.8 million, included within non-trade
receivables (see Note 25). The Company received payments of $1.8 million, $0.4 million and $0.7 million from the third-party buyer in January 2021, April 2021 and August 2021, respectively.
7.	OTHER CURRENT ASSETS
Other current assets as of December 31, 2020 and 2019, consist of the following (in thousands):

	2020	2019

Prepaid software and equipment maintenance	$7,499	$7,491
Prepaid SaaS costs	4,290	3,913
Prepaid service fees	3,969	4,256
Non-trade receivables	9,095	1,144
Other	6,733	4,511

Total	$31,586	$21,315

On December 31, 2020, the Company executed an Asset Purchase Agreement with a third-party buyer to transfer its obligation of providing certain services included within existing customer contracts to the third-party buyer. The Company recognized a gain on divestiture of $3.8 million, included within non-trade
receivables (see Note 23).